Related Party Transactions - Summary of Key Management Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Salaries, Director Fees and Other Short-Term Benefits	$ 69	$ 21	$ 24
Post-Employment Benefits	4	3	2
Stock-Based Compensation	72	15	22
Other Long-Term Incentive Benefits	4	1	1
Termination Benefits	3	6	0
Total compensation paid or payable	$ 152	$ 46	$ 49